Capital Management - Additional Information (Detail) $ in Thousands	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure Of Capitalisation [Line Items]
Cash	$ 85,781		$ 73,771
Credit facility drawn	686,853
Senior Credit Facility [Member]
Disclosure Of Capitalisation [Line Items]
Line of credit borrowing capacity		$ 375,000,000		$ 375,000,000
Credit facility drawn	28	80,000		12,000,000
Letters of Credit [Member]
Disclosure Of Capitalisation [Line Items]
Change in borrowings capacity		51,000,000		51,000,000
Secured Facility [Member]
Disclosure Of Capitalisation [Line Items]
Line of credit facility, remaining capacity		40,000,000
Letters of credit outstanding	6,000	31,000,000	9,000	23,000,000
Secured Operating Facility [Member]
Disclosure Of Capitalisation [Line Items]
Line of credit borrowing capacity	115,000		$ 119,000
40.0 Million Secured Operating Facilities [Member]
Disclosure Of Capitalisation [Line Items]
Line of credit facility, remaining capacity	$ 40,000
15.0 Million Secured Operating Facilities [Member]
Disclosure Of Capitalisation [Line Items]
Line of credit borrowing capacity		15,000,000		$ 15,000,000
Credit facility drawn		$ 0